Share-based payment arrangements - Stock option valuation (Details) - LTIP - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangements
Fair value at grant date	$ 14.77	$ 4.62
Share price at grant date	13.38	8.40
Exercise price	$ 14.46	$ 9.02
Expected volatility (as a percent)	76.51%	93.22%
Expected life	6 years 1 month 6 days	5 years 10 months 24 days
Risk-free interest rate (based on government bonds)	1.00%	1.20%